SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 10, 2021	Dec. 09, 2020	Mar. 11, 2020	Apr. 11, 2018	Jan. 08, 2021	Feb. 29, 2020	Feb. 28, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Nov. 30, 2021	Sep. 30, 2021	Feb. 12, 2021	Dec. 31, 2019
Common stock, shares outstanding										1,537,073		2,458,242		44,978
Common stock, shares authorized										12,000,000,000		6,000,000,000		1,200,000,000
Common Stock shares issued										1,537,081		2,458,250		44,986
Preferred stock shares outstanding										0		0
Debt conversion, converrted instrument, shares issued									699,863,854	14,000,000,000
Convertible Note [Member]
Debt conversion, converrted instrument, shares issued								623,404
Debt conversion, converrted instrument, amount								$ 947,575
Series A Preferred Stock [Member]
Preferred stock voting right			The Certificate of Amendment increased the voting power of the Series A Preferred Stock to 10,00 votes per share from 30 votes per share
Preferred stock shares outstanding			3,000,000
Purchase Agreements [Member]
Common Stock shares issued													3,000
Aggregate purchase price						$ 144,500
Principal amount						$ 157,150,000
Debt instrument descriptions						convertible into shares of the Company’s common stock at a conversion prices ranging from to 60% to 61% of the average of the two lowest traded price of the Company’s common stock during the 15 trading days preceding the applicable conversion date
Maturity date description						The notes mature in February, 2021, bear interest at a rate of 8% per annum
Series B Preferred Stock [Member]
Stated Value per share										$ 1,200
Conversion price per share										$ 25
Preferred stock redemption terms										The Series B Preferred Stock (i) carries a quarterly dividend at the rate of 10% per annum, payable in cash or additional shares of Series B Preferred Stock, at the Company’s option, and (ii) may be redeemed by us, at its option, upon the payment of an amount equal to (a) $1,200 per share of Series B Preferred Stock
Creative Medical Health [Member]
Payments of related party					$ 50,000
Discount rate		30.00%
Common stock price per share		$ 0.0016
Debt conversion, converrted instrument, shares issued				19,711
Institutional Investor [Member] | Series B Preferred Stock [Member]
Aggregate purchase price													$ 350,000
Preferred stock shares designated													350,000
Contractor [Member] | Warrant One
Debt conversion, converrted instrument, shares issued							20,111
Common stock issued for cashless warrant exercise, shares							23,167
Subsequent Event [Member]
Common stock, shares outstanding											2,452,348
Common stock, shares authorized	50,000,000										50,000,000
Amendment description	Company filed an amendment to its Articles of Incorporation increasing the Company’s authorized shares of Common Stock to 25 billion from 6 billion.
Description of reverse stock split	1-for-500 reverse split of the both the Company’s authorized and outstanding shares of Common Stock